Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15. Derivative Instruments and Hedging Activities
The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.
Foreign Exchange Risk
From time to time, the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2022, the Company was not committed to any foreign currency forward contracts.
Forward Freight Agreements
The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot tanker market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gains (losses) on derivative instruments in the Company's consolidated statements of income (loss).
Interest Rate Risk
The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company does not designate any of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2022, the Company was committed to the following interest rate swap agreement, related to its LIBOR-based debts, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement (1)	LIBOR	50,000	3,709	2.0	0.76
(1)Excludes the margins the Company pays on its variable-rate long-term debts, which, as of December 31, 2022, was 2.40%.
Tabular Disclosure
The following table presents the location and fair value amounts of derivative instruments, excluding those held by the Teekay Gas Business (see Note 23), segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)
	$	$	$
As at December 31, 2022
Derivatives not designated as a cash flow hedge:
Interest rate swap agreement	2,087	1,622	—
	2,087	1,622	—

As at December 31, 2021
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	(58)
Interest rate swap agreement	—	668	(118)
Forward freight agreements	—	—	(4)
Interest rate swap agreements	—	668	(180)
(1)Represents the current portion of derivative liabilities recorded in accrued liabilities and other on the consolidated balance sheets (see Note 6).

Realized and unrealized gains (losses) from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gains (losses) on non-designated derivative instruments, excluding those held by the Teekay Gas Business (see Note 23), in the consolidated statements of income (loss) as follows:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Realized gains (losses) relating to:
Interest rate swap agreements	532	(1,275)	(857)
Foreign currency forward contracts	(421)	(31)	379
Forward freight agreements	1,484	(572)	(1,242)
	1,595	(1,878)	(1,720)
Unrealized gains (losses) relating to:
Interest rate swap agreements	3,160	2,407	(889)
Foreign currency forward contracts	58	(58)	—
Forward freight agreements	4	(4)	86
	3,222	2,345	(803)
Total realized and unrealized gains (losses) on derivative instruments	4,817	467	(2,523)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparty to the interest rate swap agreement; however, the Company does not anticipate non-performance by the counterparty. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.